Deferred tax balances	12 Months Ended
Jun. 30, 2020
Text block [abstract]
Deferred tax balances
13    Deferred tax balances
The movement for the year in the Group’s net deferred tax position is as follows:

	2020	2019	2018
	US$M	US$M	US$M
Net deferred tax asset
At the beginning of the financial year	530	569	2,023
Income tax credit/(charge) recorded in the income statement (1)	335	(81)	(1,445)
Income tax credit recorded directly in equity	34	15	17
Other movements	31	27	(26)

At the end of the financial year	930	530	569

(1)	Includes Discontinued operations income tax credit to the income statement of US$ nil (2019: US$40 million; 2018: US$510 million).
For recognition and measurement refer to note 6 ‘Income tax expense’.
The composition of the Group’s net deferred tax assets and liabilities recognised in the balance sheet and the deferred tax expense (credited)/charged to the income statement is as follows:

	Deferred tax assets		Deferred tax liabilities		(Credited)/charged to the income statement
	2020	2019	2020	2019	2020	2019	2018
	US$M	US$M	US$M	US$M	US$M	US$M	US$M
Type of temporary difference
Depreciation (1)	(2,749)	(1,717)	1,807	1,444	1,394	(951)	(752)
Exploration expenditure	398	449	–	–	51	43	51
Employee benefits	353	310	(26)	(6)	(38)	14	31
Closure and rehabilitation	2,100	1,671	(109)	(203)	(334)	(53)	218
Resource rent tax	359	431	921	1,112	(119)	(179)	(194)
Other provisions	173	144	(239)	(1)	(268)	(2)	(11)
Deferred income	(4)	24	–	(5)	33	(9)	(13)
Deferred charges	(383)	(416)	187	286	(132)	56	(119)
Investments, including foreign tax credits	348	412	458	600	(77)	70	615
Foreign exchange gains and losses	(134)	(97)	(61)	(6)	(18)	(45)	(20)
Tax losses	2,759	2,611	–	–	(148)	1,147	1,595
Lease liability (1)	548	–	(245)	–	(793)	–	–
Other	(80)	(58)	65	13	114	(10)	44

Total	3,688	3,764	2,758	3,234	(335)	81	1,445

(1)	Includes deferred tax associated with the recognition of right-of-use assets and lease liabilities on adoption of IFRS 16. Refer to note 20 ‘Leases’.
The amount of deferred tax assets dependent on future taxable profits not arising from the reversal of existing deferred tax liabilities, and which relate to tax jurisdictions where the taxable entity has suffered a loss in the current or preceding year, was US$2,865 million at 30 June 2020 (2019: US$2,229 million). It is considered probable that these benefits will be utilised based on anticipated future taxable income or gains in relevant jurisdictions. The amounts recognised in the Financial Statements reflect the Group’s best judgements and estimates as described in note 6 ‘Income tax expense’.
The composition of the Group’s unrecognised deferred tax assets and liabilities is as follows:

	2020	2019
	US$M	US$M
Unrecognised deferred tax assets
Tax losses and tax credits (1)	4,088	3,720
Investments in subsidiaries (2)	1,575	1,656
Deductible temporary differences relating to PRRT (3)	2,079	2,197
Mineral rights (4)	2,244	2,230
Other deductible temporary differences (5)	673	412

Total unrecognised deferred tax assets	10,659	10,215

Unrecognised deferred tax liabilities
Investments in subsidiaries (2)	2,375	2,253
Future taxable temporary differences relating to unrecognised deferred tax asset for PRRT (3)	624	659

Total unrecognised deferred tax liabilities	2,999	2,912

(1)
At 30 June 2020, the Group had income and capital tax losses with a tax benefit of US$2,405 million (2019: US$2,265 million) and tax credits of US$1,683 million (2019: US$1,455 million), which are not recognised as deferred tax assets, because it is not probable that future taxable profits or capital gains will be available against which the Group can utilise the benefits.

The gross amount of tax losses carried forward that have not been recognised is as follows:

Year of expiry	2020
US$M
Income tax losses
Not later than one year	474
Later than one year and not later than two years	240
Later than two years and not later than five years	2,525
Later than five years and not later than 10 years	679
Later than 10 years and not later than 20 years	2,379
Unlimited	2,262

8,559

Capital tax losses
Not later than one year	–
Later than two years and not later than five years	–
Unlimited	4,150

Gross amount of tax losses not recognised	12,709

Tax effect of total losses not recognised	2,405

Of the US$1,683 million of tax credits, US$1,637 million expires not later than 10 years and US$46 million expires later than 10 years and not later than 20 years.

(2)
The Group had deferred tax assets and deferred tax liabilities associated with undistributed earnings of subsidiaries that have not been recognised because the Group is able to control the timing of the reversal of the temporary differences and it is not probable that these differences will reverse in the foreseeable future.

(3)
The Group had unrecognised deferred tax assets relating to Australian Petroleum Resource Rent Tax (PRRT). Recognition of a deferred tax asset for PRRT depends on benefits expected to be obtained from the deduction against PRRT liabilities. As PRRT payments are deductible for income tax purposes, to the extent these PRRT deferred tax assets are recognised this would give rise to a corresponding deferred tax liability for income tax (presented as the future taxable temporary differences relating to the unrecognised PRRT deferred tax assets).

(4)
The Group had deductible temporary differences relating to mineral rights for which deferred tax assets had not been recognised because it is not probable that future capital gains will be available against which the Group can utilise the benefits. The deductible temporary differences do not expire under current tax legislation.

(5)
The Group had other deductible temporary differences for which deferred tax assets had not been recognised because it is not probable that future taxable profits will be available against which the Group can utilise the benefits. The deductible temporary differences do not expire under current tax legislation.